Derivative Instruments and Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the New Israeli Shekel (“NIS”), the JPY and the CAD against the USD and the exchange rates between the USD and each of the NIS and the CAD at the end of the year indicated:

				Rate of Devaluation
				(Appreciation)			Rate of Exchange of
	Rate of Inflation			Against USD			USD
Period ended	Israel (1)	Canada (2)	Japan(3)	Israel (1)	Canada (2)	Japan(3)	Israel (1)	Canada (2)	Japan(3)
3/31/2023	4.98%	4.30%	3.26%	13.84%	8.00%	8.59%	3.62	1.35	132.76
3/31/2022	3.48%	6.66%	1.10%	(4.50%)	(0.79%)	10.83%	3.18	1.25	122.26

(1)
Per Bank of Israel.
(2)
Per J.P. Morgan Chase.
(3)
Per Bank of Japan.